Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Inventory [abstract]
Schedule of inventory	Company’s inventory consisted of the following balances:
	As at December 31, 2025 $	As at December 31, 2024 $
Raw materials	33,827	51,973
Finished goods	18,306	65,269
Total inventory	52,133	117,242